Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ 24,225	$ 19,396	$ 20,496
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,194	1,219	1,156
Interest income	48	61	(57)
Net changes in operating leases	174	241	(60)
Loss from sale of property and equipment			47
Interest expenses on leases	9	54
Exchange losses (gains) on cash and cash equivalents	(175)	(143)	71
Changes in accrued liability for employee rights upon retirement	12	6	13
Share-based compensation	1,661	2,251	3,867
Changes in operating assets and liabilities:
Decrease (increase) in other current assets and long-term prepaid expenses	(119)	(381)	2,502
Decrease (increase) in trade receivables	(129)		55
Increase (decrease) in accounts payable: Trade	(1,370)	2,136	(1,691)
Increase (decrease) in accounts payable: Other (including other non-current liability)	222	1,307	(502)
Decrease in deferred revenue	(680)	(444)	(585)
Net cash used in operating activities	(23,378)	(13,089)	(15,680)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(51)	(73)	(2,229)
Proceeds from sale of property and equipment			4
Investment in short-term bank deposits	(41,085)	(63,027)	(21,000)
Maturity of short-term bank deposits	51,027	57,000	47,958
Net cash provided by (used in) investing activities	9,891	(6,100)	24,733
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of options by employees			34
Proceeds from issuance of ordinary shares and warrants, net of issuance costs	17,458	2	13,725
Finance lease payments	(391)	(361)	(88)
Net cash provided by (used in) financing activities	17,067	(359)	13,671
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	3,580	(19,548)	22,724
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	9,942	29,347	6,694
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	175	143	(71)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	13,697	9,942	29,347
SUPPLEMENTARY INFORMATION ON INVESTING AND FINANCING ACTIVITIES NOT INVOLVING CASH FLOWS:
Non cash activity - Purchase of property and equipment in payables			796
Right of use assets obtained in exchange for new operating lease liabilities	230	28
RECONCILIATION OF CASH, CASH EQUIVALENTS, AND RESTRICTED CASH REPORTED IN THE STATEMENT OF FINANCIAL POSITION
Cash and cash equivalents	13,184	9,436	29,347
Restricted bank deposits	151
Restricted bank deposits included in non-current assets	362	506
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	13,697	9,942	29,347
SUPPLEMENTARY DISCLOSURE ON CASH FLOWS
Interest received	416	927	849
Interest paid	$ (9)	$ (20)	$ (22)